Common Stock - Additional Information (Detail) (USD $)				12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 29, 2012 Class A [Member] Vote	Dec. 29, 2012 Class C [Member]
Schedule Of Common Stock [Line Items]
Common Stock Par value per share	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Voting rights per share			1
Percentage of all votes entitled to common stockholders				Excess of (x) 50% of all votes entitled to be cast by holders of outstanding common stock for any matter coming before the stockholders of Holdco